Property and Equipment	12 Months Ended
Mar. 31, 2022
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 9 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

Description	Plant and equipment	Furniture and fittings	Vehicles	Office equipment	Computer equipment	Total
Gross carrying value
As at April 1, 2020	1,124,326	337	754	4,425	692	1,130,534
Additions	37,678	—	—	12,994	421	51,093
Disposals	1,232	—	—	—	—	1,232
As at March 31, 2021	1,160,772	337.00	754	17,419	1,113	1,180,395
Additions	—	—	—	—	—	—
‘Derecognized on deconsolidation of subsidiary*	(1,160,772)	(337)	(754)	(17,419)	(1,113)	(1,180,395)
As at March 31, 2022	—	—	—	—	—	—

Accumulated depreciation and impairment loss
As at April 1, 2020	—	—	—	—	—	—
Charge for the year	232,822	89	139	6,887	227	240,164

As at March 31, 2021	232,822	89	139	6,887	227	240,164
Charge for the year	—	—	—	—	—	—
‘Derecognized on deconsolidation of subsidiary*	(232,822)	(89)	(139)	(6,887)	(227)	(240,164)
As at March 31, 2022	—	—	—	—	—	—
Net block as at March 31, 2021	927,950	248	615	10,532	886	940,231
Net block as at March 31, 2022	—	—	—	—	—	—

*	Refer to note 24 for deconsolidation of subsidiary